Note 4 - Land Held for Sale	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Land [Member]
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
4.
LAND

On
July 31, 2014,
the Company purchased a
five
-acre parcel of land located at
4200
Monaco Street, Denver, Colorado for
$2,250,809.
The property is currently zoned for cannabis cultivation and processing by the City and County of Denver. On
October 5, 2017,
the Company entered into a purchase and sale agreement to sell the parcel of land for
$1,760,000
to an unrelated
third
party. An impairment loss was recognized for the year ended
September 30, 2017
to adjust the carrying value to
$1,611,312,
net of estimated selling costs. The property was reported in the Company’s consolidated balance sheet at
September 30, 2017
as Land Held for Sale of
$1,611,312.

The land sale was completed on
December 4, 2017
and a loss of
$2,861
was recognized during the quarter ended
December 31, 2017
based on the difference between the net proceeds and the carrying amount of the land at the date of sale. The proceeds were used to repay a
$990,000
loan and interest of
$17,088
secured by the property and
$601,363
was used to partially repay an
$800,000
loan that was secured by a
second
lien on the property.

NOTE
4.
LAND HELD FOR SALE

On
July 31, 2014,
we closed on an all cash purchase of a
five
-acre parcel of land located in north central Denver, Colorado. The total purchase price for the property was
$2,250,000.
  The property is currently zoned for cannabis cultivation and processing by the City and County of Denver. This property serves as collateral for a
$990,000
loan which is due and payable on
March 15, 2018.
See Note
5
for a discussion regarding the note payable. On
October 5, 2017,
we entered into a purchase and sale agreement to sell the parcel of land for
$1,760,000
to EEN Real Estate, Inc.  An impairment loss of
$639,497
was recognized for the year ended
September 30, 2017
to adjust the carrying value to
$1,611,312,
net of estimated selling costs.  The property is reported in the Company’s consolidated balance sheet at
September 30, 2017
as Land Held for Sale of
$1,611,312.